Note 21 - Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of deferred tax assets and liabilities [text block]

Deferred tax liabilities

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	702,415	15,255	125,793	843,463
Translation differences	(461)	-	(2,059)	(2,520)
Decrease due to sale of subsidiaries (*)	(637)	-	-	(637)
Charged to other comprehensive income	-	-	4,061	4,061
Income statement charge / (credit)	(31,487)	12,253	(23,449)	(42,683)
At December 31, 2021	669,830	27,508	104,346	801,684

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	651,339	19,396	118,062	788,797
Translation differences	1,644	-	253	1,897
Increase due to business combinations (**)	89,306	-	43,397	132,703
Charged to other comprehensive income	-	-	(1,194)	(1,194)
Income statement (credit)	(39,874)	(4,141)	(34,725)	(78,740)
At December 31, 2020	702,415	15,255	125,793	843,463

Deferred tax assets

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)
Translation differences	506	606	80	1,195	2,387
Decrease due to sale of subsidiaries (*)	-	93	-	11	104
Charged to other comprehensive income	-	-	-	2,587	2,587
Income statement charge / (credit)	(4,381)	201	(5,694)	26,538	16,664
At December 31, 2021	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)
Translation differences	1,804	513	1,996	644	4,957
Increase due to business combinations (**)	(7,452)	(24,580)	(33,598)	(34,974)	(100,604)
Charged to other comprehensive income	-	-	-	(1,952)	(1,952)
Income statement charge / (credit)	4,093	31,534	(65,715)	10,930	(19,158)
At December 31, 2020	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)

(*)	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Deferred tax assets to be recovered after 12 months	(611,552)	(640,603)
Deferred tax liabilities to be settled after 12 months	782,128	840,892

Deferred tax [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Deferred tax assets	(245,547)	(205,590)
Deferred tax liabilities	274,721	254,801
	29,174	49,211
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
At the beginning of the year	49,211	111,302
Translation differences	(133)	6,854
Increase due to business combinations	-	32,099
Decrease due to sale of subsidiaries	(533)	-
Charged to other comprehensive income	6,648	(3,146)
Income statement (credit)	(26,019)	(97,898)
At the end of the year	29,174	49,211